Derivative Financial Assets - Disclosure of Derivative Financial Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about hedging instruments [line items]
Non-current financial assets	$ 6,000,000	$ 24,000,000
Current financial assets	39,000,000	117,000,000
Total derivative financial assets	45,000,000	141,000,000
Non-current financial liabilities	1,000,000	0
Current financial liabilities	15,000,000	0
Total derivative financial liabilities	16,000,000	0
Gain included in revenue	93,000,000	53,000,000	$ 0
Ineffective portion	0	1,000,000	0
Derivative gain	11,000,000	81,000,000	$ 30,000,000
Commodity price risk | Cash flow hedges | Rand gold hedging contracts
Disclosure of detailed information about hedging instruments [line items]
Non-current financial assets	5,000,000	23,000,000
Current financial assets	29,000,000	82,000,000
Realised gain	93,200,000	54,700,000
Gain included in revenue	93,200,000	53,500,000
Ineffective portion	0	1,200,000
Unamortised portion	900,000	2,600,000
Rand gold hedging contracts | Commodity price risk
Disclosure of detailed information about hedging instruments [line items]
Non-current financial liabilities	1,000,000	0
Derivative gain	900,000	0
Forex hedging contracts | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Current financial assets	5,000,000	34,000,000
Current financial liabilities	15,000,000	0
Derivative gain	8,800,000	79,600,000
US$ commodity contracts | Commodity price risk
Disclosure of detailed information about hedging instruments [line items]
Non-current financial assets	1,000,000	1,000,000
Current financial assets	5,000,000	1,000,000
Hidden Valley | US$ commodity contracts | Commodity price risk
Disclosure of detailed information about hedging instruments [line items]
Derivative gain	$ 2,700,000	$ 1,500,000